Segments Segment (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2017 and 2016 (in thousands).

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2017
Vessel revenue	$—	$46,964	$64,114	$—	$111,078
Voyage expenses	—	250	82	—	332
Vessel operating cost	(117)	26,617	37,363	—	63,863
Charterhire expense	—	4,406	39	—	4,445
Vessel depreciation	—	13,692	21,978	—	35,670
General and administrative expenses	3	1,592	2,502	18,433	22,530
Loss / write down on assets held for sale	—	17,131	—	570	17,701
Interest income	—	—	—	903	903
Foreign exchange gain	—	—	—	(277)	(277)
Financial expense, net	—	—	—	(25,821)	(25,821)
Segment loss	$114	$(16,724)	$2,150	$(44,198)	$(58,658)

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2016
Vessel revenue	$—	$20,858	$30,698	$—	$51,556
Voyage expenses	—	(117)	41	—	(76)
Vessel operating cost	—	20,076	29,719	—	49,795
Charterhire expense	—	9,754	5,033	—	14,787
Charterhire contract termination charge	—	2,500	7,500	—	10,000
Vessel depreciation	—	10,702	15,275	—	25,977
General and administrative expenses	507	1,268	1,929	21,574	25,278
Loss / write down on assets held for sale	1,006	11,557	(130)	—	12,433
Interest income	—	—	—	632	632
Foreign exchange loss	—	—	—	(166)	(166)
Financial expense, net	—	—	—	(18,105)	(18,105)
Segment loss	$(1,513)	$(34,882)	$(28,669)	$(39,213)	$(104,277)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	September 30, 2017	December 31, 2016
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$23	$643
Kamsarmax	548,350	600,578
Ultramax	824,048	847,016
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	55,774	88,311
Other	5,994	10,609
Total identifiable assets	$1,434,189	$1,547,157